Loan Receivables (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loan Receivables [Line Items]
Percentage of loans receivables bears interest		18.00%
Average credit period	30 days	30 days
Percentage of loss allowance against general receivables	2.71%
Loan receivables percentage	0.50%
Minimum [Member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest	5.00%
Maturity period	1 year
Maximum [Member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest	18.00%
Maturity period	5 years